Accounting Policies - Estimated IFRS 9 transition impact impairments as at 1 January 2018 (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	€ 843,878		€ 843,878
Remeasurement, financial assets		€ (1,085)
Carrying amount of assets IFRS 9, financial assets	842,794	842,793
Stage 1: 12-month expected credit losses [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount of assets IFRS 9, financial assets			438
Stage 2: Lifetime expected credit losses [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount of assets IFRS 9, financial assets			955
Stage 3: Lifetime Expected Credit Losses [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount of assets IFRS 9, financial assets			3,916
Financial Assets Impaired [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			4,628
Remeasurement, financial assets	€ 795	795
Carrying amount of assets IFRS 9, financial assets		5,423
Financial Assets Impaired [member] | Stage 1: 12-month expected credit losses [member] | Incurred but Not Reported [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			726
Remeasurement, financial assets		81
Carrying amount of assets IFRS 9, financial assets		438
Financial Assets Impaired [member] | Stage 2: Lifetime expected credit losses [member] | Incurred but Not Reported [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			0
Remeasurement, financial assets		586
Carrying amount of assets IFRS 9, financial assets		955
Financial Assets Impaired [member] | Stage 3: Lifetime Expected Credit Losses [member] | Individual Provisions [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			€ 3,902
Remeasurement, financial assets		128
Carrying amount of assets IFRS 9, financial assets		€ 4,030